Note 10 - Sale of Product Lines (Details Textual) - USD ($)				1 Months Ended	2 Months Ended	3 Months Ended					6 Months Ended	12 Months Ended
	Jul. 28, 2016	Jun. 20, 2016	Dec. 15, 2015	Jun. 30, 2016	Aug. 31, 2016	Jun. 30, 2018	Dec. 30, 2017	Jun. 24, 2017	Jun. 25, 2016	Mar. 26, 2016	Jun. 25, 2016	Mar. 31, 2018	Mar. 25, 2017
Proceeds from Sales of Business, Affiliate and Productive Assets													$ 1,225,000
Gain (Loss) on Sale of Business, Affiliated and Productive Assets												324,000	802,000
Revenues, Total												9,800,000	16,267,000
Gross Profit, Total						$ 1,306,000		$ 466,000				2,736,000	4,551,000
Gigatronics Division [Member]
Revenues, Total												2,737,000	8,021,000
Switch Product Line [Member]
Revenues, Total												0	2,100,000
Gross Profit, Total													437,000
Power Meters, Amplifiers, and Legacy Signal Generators [Member] | Gigatronics Division [Member] | Operating Segments [Member]
Revenues, Total												$ 0	$ 437,000
Astronics Test Systems Inc [Member] | Switch Product Line [Member]
Proceeds from Sales of Business, Affiliate and Productive Assets		$ 850,000							$ 850,000
Gain (Loss) on Sale of Business, Affiliated and Productive Assets									802,000
Standard Product Warranty Accrual, Period Increase (Decrease), Total									$ (278,000)
Sales Commision									3.00%		3.00%
Sales Commission, Term									4 years
Cash Paid to Buy Out Future Commission Obligation				$ 170,000					$ 170,000
Proceeds from sale of Inventory					$ 500,000
Spanawave [Member]
Proceeds from Sales of Business, Affiliate and Productive Assets	$ 375,000								375,000	$ 375,000	$ 750,000
Gain (Loss) on Sale of Business, Affiliated and Productive Assets							$ 324,000
Proceeds from sale of Inventory				$ 275,000
Purchase Agreement, Proceeds Not Realized			$ 1,500,000
Loss Contingency, Estimate of Possible Loss									$ 440,000		$ 440,000
Return of Payment	$ 375,000
Sale of Business, Affiliated and Productive Assets, Selling Expense							$ 51,000